Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.37%
Aerospace & Defense–3.01%
HEICO Corp.	355,194	$48,572,779
TransDigm Group, Inc.(b)	88,847	43,129,888
		91,702,667
Apparel, Accessories & Luxury Goods–1.95%
Lululemon Athletica, Inc.(b)	310,975	59,424,213
Application Software–12.15%
ANSYS, Inc.(b)	81,962	16,648,121
Aspen Technology, Inc.(b)	115,749	15,263,821
Atlassian Corp. PLC, Class A(b)	317,137	44,437,236
Coupa Software, Inc.(b)	169,578	23,013,430
Fair Isaac Corp.(b)	113,913	39,575,655
Paycom Software, Inc.(b)	95,065	22,886,899
RingCentral, Inc., Class A(b)	525,649	74,631,645
Splunk, Inc.(b)	176,105	23,828,768
Synopsys, Inc.(b)	478,782	63,563,098
Trade Desk, Inc. (The), Class A(b)	73,439	19,337,223
Zendesk, Inc.(b)	328,355	27,437,344
		370,623,240
Asset Management & Custody Banks–0.55%
KKR & Co., Inc., Class A	626,351	16,754,889
Automotive Retail–2.06%
O’Reilly Automotive, Inc.(b)	164,749	62,729,829
Biotechnology–1.01%
Exact Sciences Corp.(b)	132,547	15,257,485
Sarepta Therapeutics, Inc.(b)	103,583	15,418,330
		30,675,815
Building Products–0.79%
Masco Corp.	594,260	24,227,980
Cable & Satellite–0.79%
Cable One, Inc.	19,812	24,107,242
Communications Equipment–1.47%
Motorola Solutions, Inc.	269,392	44,708,296
Construction Materials–0.25%
Martin Marietta Materials, Inc.	30,863	7,646,308
Consumer Electronics–0.54%
Roku, Inc.(b)	159,425	16,473,385
Data Processing & Outsourced Services–4.91%
Black Knight, Inc.(b)	246,778	15,625,983
Euronet Worldwide, Inc.(b)	238,444	37,175,804
Total System Services, Inc.	471,967	64,055,361
Shares		Value
Data Processing & Outsourced Services–(continued)
WEX, Inc.(b)	151,572	$33,053,306
		149,910,454
Distributors–1.79%
Pool Corp.	288,701	54,671,308
Diversified Support Services–1.82%
Cintas Corp.	172,532	44,934,234
Copart, Inc.(b)	137,431	10,655,025
		55,589,259
Education Services–1.93%
Bright Horizons Family Solutions, Inc.(b)	387,023	58,854,588
Electrical Components & Equipment–0.89%
AMETEK, Inc.	302,275	27,086,863
Electronic Equipment & Instruments–1.31%
Keysight Technologies, Inc.(b)	447,082	40,022,781
Environmental & Facilities Services–2.54%
Republic Services, Inc.	423,049	37,503,294
Waste Connections, Inc.	440,851	39,994,003
		77,497,297
Financial Exchanges & Data–3.04%
MarketAxess Holdings, Inc.	69,878	23,551,681
MSCI, Inc.	246,535	56,022,614
Tradeweb Markets, Inc., Class A	280,840	13,300,582
		92,874,877
General Merchandise Stores–0.44%
Ollie’s Bargain Outlet Holdings, Inc.(b)	160,174	13,565,136
Health Care Equipment–5.98%
DexCom, Inc.(b)	262,816	41,227,946
Edwards Lifesciences Corp.(b)	135,644	28,871,825
IDEXX Laboratories, Inc.(b)	172,600	48,681,830
Masimo Corp.(b)	174,277	27,509,625
STERIS PLC	202,385	30,127,031
Varian Medical Systems, Inc.(b)	51,383	6,030,823
		182,449,080
Health Care Supplies–2.44%
Cooper Cos., Inc. (The)	144,726	48,830,553
West Pharmaceutical Services, Inc.	187,356	25,718,358
		74,548,911
Health Care Technology–1.00%
Veeva Systems, Inc., Class A(b)	184,809	30,659,813
Hotels, Resorts & Cruise Lines–0.75%
Hilton Worldwide Holdings, Inc.	237,903	22,969,535

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Shares		Value
Household Products–1.18%
Church & Dwight Co., Inc.	475,846	$35,897,822
Industrial Conglomerates–1.96%
Roper Technologies, Inc.	164,121	59,682,602
Industrial Machinery–2.75%
IDEX Corp.	323,357	54,395,114
ITT, Inc.	119,473	7,457,505
Woodward, Inc.	197,114	22,084,653
		83,937,272
Insurance Brokers–1.46%
Arthur J. Gallagher & Co.	491,135	44,413,338
Interactive Media & Services–1.66%
IAC/InterActiveCorp.(b)	211,499	50,558,836
Internet Services & Infrastructure–1.06%
Twilio, Inc., Class A(b)	232,450	32,336,119
IT Consulting & Other Services–1.65%
Booz Allen Hamilton Holding Corp.	510,394	35,089,588
EPAM Systems, Inc.(b)	79,284	15,364,446
		50,454,034
Leisure Facilities–1.58%
Planet Fitness, Inc., Class A(b)	614,703	48,352,538
Life Sciences Tools & Services–4.48%
Bio-Rad Laboratories, Inc., Class A(b)	77,105	24,280,365
Bio-Techne Corp.	89,953	18,903,623
ICON PLC (Ireland)(b)	281,085	43,897,044
IQVIA Holdings, Inc.(b)	311,607	49,598,486
		136,679,518
Metal & Glass Containers–1.25%
Ball Corp.	532,592	38,069,676
Movies & Entertainment–1.58%
Live Nation Entertainment, Inc.(b)	671,193	48,366,168
Office REITs–0.78%
Alexandria Real Estate Equities, Inc.	163,328	23,904,686
Oil & Gas Exploration & Production–0.61%
Diamondback Energy, Inc.	178,832	18,496,594
Oil & Gas Storage & Transportation–0.59%
Cheniere Energy, Inc.(b)	274,803	17,903,415
Packaged Foods & Meats–1.17%
McCormick & Co., Inc.	225,606	35,767,575
Paper Packaging–0.59%
Avery Dennison Corp.	156,547	17,982,554
Real Estate Services–0.86%
CBRE Group, Inc., Class A(b)	495,880	26,286,599
Shares		Value
Regional Banks–0.50%
First Republic Bank	153,227	$15,224,635
Research & Consulting Services–4.11%
CoStar Group, Inc.(b)	99,055	60,958,447
IHS Markit Ltd.(b)	650,174	41,884,209
TransUnion	273,319	22,628,080
		125,470,736
Restaurants–2.15%
Chipotle Mexican Grill, Inc.(b)	53,801	42,800,309
Darden Restaurants, Inc.	187,332	22,772,078
		65,572,387
Semiconductor Equipment–1.65%
KLA-Tencor Corp.	115,074	15,686,888
Lam Research Corp.	165,840	34,595,882
		50,282,770
Semiconductors–3.61%
Advanced Micro Devices, Inc.(b)	933,730	28,432,079
Cree, Inc.(b)	194,062	12,066,775
Marvell Technology Group Ltd.	786,535	20,654,409
Monolithic Power Systems, Inc.	217,707	32,255,469
Xilinx, Inc.	147,633	16,861,165
		110,269,897
Soft Drinks–0.78%
Keurig Dr Pepper, Inc.	840,688	23,656,960
Specialized Consumer Services–0.73%
ServiceMaster Global Holdings, Inc.(b)	418,708	22,287,827
Specialized REITs–1.70%
SBA Communications Corp., Class A	211,028	51,788,381
Specialty Chemicals–0.51%
Ingevity Corp.(b)	157,892	15,558,678
Specialty Stores–2.80%
Tractor Supply Co.	412,786	44,915,244
Ulta Beauty, Inc.(b)	116,315	40,623,014
		85,538,258
Systems Software–0.24%
ServiceNow, Inc.(b)	26,890	7,459,017
Technology Distributors–1.61%
CDW Corp.	415,549	49,101,270
Trucking–0.36%
Old Dominion Freight Line, Inc.	65,404	10,921,160
Total Common Stocks & Other Equity Interests (Cost $2,664,400,231)		3,031,995,088
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	6,397,655	6,397,655
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	4,567,535	$4,569,362
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	7,311,606	7,311,606
Total Money Market Funds (Cost $18,278,166)		18,278,623
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $2,682,678,397)		3,050,273,711
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d) (Cost $827)	827	827
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $827)		827
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $2,682,679,224)		3,050,274,538
OTHER ASSETS LESS LIABILITIES–0.03%		909,610
NET ASSETS–100.00%		$3,051,184,148
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Mid Cap Growth Fund